Short-Term Operating Lease (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Short-Term Operating Lease [Abstract]
Schedule of Supplemental Information Related to Leases	Supplemental information related to leases is as follows:
	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022
	US$	US$
Operating lease costs	89,623	68,018
Supplemental information related to leases is as follows:
	Year Ended June 30, 2023	Year Ended June 30, 2022
	US$	US$
Operating lease costs	377,594	253,966
Supplemental information related to leases is as follows:
	June 30, 2022	June 30, 2021
	US$	US$
Operating lease costs	253,966	136,064